Document and Entity Information	Dec. 31, 2024
Details
Registrant CIK	0001726079
Document Type	8-K
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	TIPMEFAST, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-56397
Entity Tax Identification Number	83-4057513
Entity Address, Address Line One	1633 East Fourth St.
Entity Address, Address Line Two	Suite 148
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92701
City Area Code	213
Local Phone Number	298-3812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false